Auditor's Fees and Services (Tables)	12 Months Ended
Dec. 31, 2018
Auditors Fees And Services
Schedule of Auditor's Fees and Services

The total fee invoiced by the auditor Warth & Klein Grant Thornton AG for the following financial years consist of:

in EUR thousands	2018		2017		2016
Auditing services	580		360		239
[of which for the previous year]	[221	]	[22	]	[22	]
Other assurance services	85		-		-
	665		360		189